RELATED-PARTY TRANSACTIONS - Statements of income and Comprehensive income (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Earned premium	$ 212,370,450	$ 160,376,852	$ 220,502,411	$ 157,394,257	$ 97,020,495
Expenses
Ceding commission	101,262,030	76,851,909	105,973,957	75,567,253	46,552,521
Loss and loss adjustment expenses		2,343	2,343	2,343
Total operating expenses	453,758,446	352,180,973	483,702,152	386,425,482	$ 293,087,144
Markel- affiliated carriers
Revenue
Earned premium			214,111,959	157,394,257
Expenses
Ceding commission			103,478,536	75,567,253
Loss and loss adjustment expenses			86,906,275	64,400,202
Total operating expenses			$ 190,384,811	$ 139,967,455
Markel- affiliated carriers | Reinsurance Agreement
Revenue
Earned premium	202,421,589	156,050,338
Expenses
Ceding commission	97,261,403	86,827,342
Loss and loss adjustment expenses	83,044,526	64,361,148
Total operating expenses	$ 180,305,929	$ 151,188,490